Performance Management - Channel Short Duration Income Fund	Jan. 22, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and secondary performance index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future. From the commencement of operations through July 31, 2020, the investment adviser to the Fund was Financial Counselors, Inc. Performance prior to that date reflects the Fund’s prior investment adviser. The Fund changed its principal investment strategies on October 1, 2020. Performance prior to that date reflects the Fund’s prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and secondary performance index.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2020, 4.72% Worst Quarter: 2nd Quarter, 2022, (4.43)%
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	4.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.43%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	The indices returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).
Performance [Table]
Channel Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	7.08%	4.03%	3.89%
Return After Taxes on Distributions	4.40%	1.97%	2.23%
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	2.19%	2.32%
Bloomberg U.S. Aggregate Bond Index[1] (reflects no deductions for fees, expenses and taxes)	7.30%	(0.36)%	2.01%
Bloomberg 1-5 Year US Government/Credit Index[2] (reflects no deductions for fees, expenses and taxes)	6.11%	1.56%	2.17%

1	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency). The index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

2	The Bloomberg 1-5 Year US Government/Credit Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses and taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The indices returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 627-8504 or accessed on the Fund’s website at https://channelfunds.com/.

Performance Availability Website Address [Text]	https://channelfunds.com/
Performance Availability Phone [Text]	(877) 627-8504